INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2012 and 2011, the Partnership has limited partnership interests in operating limited partnerships which own operating apartment complexes. During the year ended March 31, 2012, the Partnership disposed of its operating limited partnership interest in six, one, and five of the operating limited partnerships owned by Series 9, Series 10, and Series 14, respectively. During the year ended March 31, 2011, the Partnership disposed of its operating limited partnership interest in one, three, and two of the operating limited partnerships owned by Series 11, Series 12, and Series 14, respectively. The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2012 and 2011 by series is as follows:

	2012	2011
Series 7	-	-
Series 9	18	24
Series 10	15	16
Series 11	16	16
Series 12	23	23
Series 14	46	51
TOTAL	118	130

During the year ended March 31, 2012 the Partnership disposed of twelve of the operating limited partnerships. In addition the Partnership received additional proceeds from two operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 7	-	-	$-	$-
Series 9	6	-	278,008	278,008
Series 10	-	1	338,168	338,168
Series 11	-	-	54,381	54,381
Series 12	-	-	44,097	44,097
Series 14	4	1	570,175	570,175
Total	10	2	$1,284,829	$1,284,829

During the year ended March 31, 2011 the Partnership disposed of six of the operating limited partnerships. In addition the Partnership received additional proceeds from three operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2011 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 7	-	-	$-	$-
Series 9	-	-	-	-
Series 10	-	-	6,276	6,276
Series 11	-	1	1,217,636	1,217,636
Series 12	-	3	344,107	344,107
Series 14	-	2	73,862	73,862
Total	-	6	$1,641,881	$1,641,881

Under the terms of the Partnership’s investments in each operating limited partnership, the Partnership is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations.

The contributions payable to operating limited partnerships at March 31, 2012 and 2011 by series are as follows:

	2012	2011
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	9,241	9,241
Series 14	160,733	160,733
TOTAL	$169,974	$169,974

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$35,592,215

Acquisition costs of operating limited partnerships	4,811,644

Cumulative distributions from operating limited partnerships	(204,969)

Cumulative impairment loss in investments in operating limited partnerships	(3,521,265)

Cumulative losses from operating limited partnerships	(36,677,625)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(384,641)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	938,709

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(32,626,477)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	453,386

Cumulative impairment loss in investments in operating limited partnerships	3,521,265

Other	669,725

Equity per operating limited partnerships’ combined financial statements	$(27,567,808)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$5,389,239	$3,657,956

Acquisition costs of operating limited partnerships	-	736,066	384,746

Cumulative distributions from operating limited partnerships	-	(22,130)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(369,919)	(457,341)

Cumulative losses from operating limited partnerships	-	(5,733,256)	(3,554,074)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(80,244)	(1,908)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(6,554,370)	(3,477,406)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	43,771	24,187

Cumulative impairment loss in investments in operating limited partnerships	-	369,919	457,341

Other	-	202,362	135,281

Equity per operating limited partnerships’ combined financial statements	$-	$(6,018,562)	$(2,862,505)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,468,694	$5,430,816	$15,645,510

Acquisition costs of operating limited partnerships	765,909	691,480	2,233,443

Cumulative distributions from operating limited partnerships	(54,407)	(8,581)	(88,564)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(185,348)	(2,226,166)

Cumulative losses from operating limited partnerships	(5,897,705)	(5,928,367)	(15,564,223)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(33,153)	(262,469)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	177,104	761,605

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,552,756)	(6,646,523)	(11,395,422)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	168,031	116,234

Cumulative impairment loss in investments in operating limited partnerships	282,491	185,348	2,226,166

Other	406,405	53,168	(127,491)

Equity per operating limited partnerships’ combined financial statements	$(3,769,564)	$(6,096,025)	$(8,821,152)

The Partnership’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$40,341,117

Acquisition costs of operating limited partnerships	5,462,155

Cumulative distributions from operating limited partnerships	(286,639)

Cumulative impairment loss in investments in operating limited partnerships	(3,982,635)

Cumulative losses from operating limited partnerships	(41,533,998)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2011, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(440,012)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	984,858

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(34,676,928)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	453,476

Cumulative impairment loss in investments in operating limited partnerships	3,982,635

Other	560,873

Equity per operating limited partnerships’ combined financial statements	$(29,274,873)

The Partnership’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$8,137,530	$4,038,966

Acquisition costs of operating limited partnerships	-	1,154,369	451,024

Cumulative distributions from operating limited partnerships	-	(28,246)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(369,919)	(628,541)

Cumulative losses from operating limited partnerships	-	(8,893,734)	(3,830,162)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2011, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(135,615)	(1,908)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(8,343,885)	(3,243,148)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	43,771	24,277

Cumulative impairment loss in investments in operating limited partnerships	-	369,919	628,541

Other	-	295,448	(33,814)

Equity per operating limited partnerships’ combined financial statements	$-	$(7,770,362)	$(2,626,052)

The Partnership’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,468,694	$5,430,816	$17,265,111

Acquisition costs of operating limited partnerships	765,909	691,480	2,399,373

Cumulative distributions from operating limited partnerships	(54,407)	(8,581)	(164,118)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(171,947)	(2,529,737)

Cumulative losses from operating limited partnerships	(5,897,705)	(5,941,768)	(16,970,629)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2011, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(33,153)	(262,469)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	177,104	807,754

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,272,778)	(6,461,505)	(12,355,612)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	168,031	116,234

Cumulative impairment loss in investments in operating limited partnerships	282,491	171,947	2,529,737

Other	409,272	54,320	(164,353)

Equity per operating limited partnerships’ combined financial statements	$(3,486,719)	$(5,923,256)	$(9,468,484)

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$76,549,334	$-	$13,279,570	$9,378,695
Land	8,439,971	-	1,184,475	907,099
Other assets	19,057,448	-	2,161,880	2,358,522

	$104,046,753	$-	$16,625,925	$12,644,316

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$124,595,980	$-	$22,136,569	$14,463,045
Accounts payable and accrued expenses	1,705,101	-	403,807	153,345
Other liabilities	5,670,589	-	1,112,247	279,034

	131,971,670	-	23,652,623	14,895,424
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(27,567,808)	-	(6,018,562)	(2,862,505)
Other partners	(357,109)	-	(1,008,136)	611,397

	(27,924,917)	-	(7,026,698)	(2,251,108)

	$104,046,753	$-	$16,625,925	$12,644,316

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,147,376	$11,761,666	$30,982,027
Land	1,193,181	1,434,569	3,720,647
Other assets	3,806,377	3,403,656	7,327,013

	$16,146,934	$16,599,891	$42,029,687

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,657,713	$21,609,391	$47,729,262
Accounts payable and accrued expenses	227,171	233,915	686,863
Other liabilities	925,204	1,105,754	2,248,350

	19,810,088	22,949,060	50,664,475
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,769,564)	(6,096,025)	(8,821,152)
Other partners	106,410	(253,144)	186,364

	(3,663,154)	(6,349,169)	(8,634,788)

	$16,146,934	$16,599,891	$42,029,687

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$89,290,638	$-	$18,929,470	$10,611,555
Land	9,880,141	-	2,058,491	988,347
Other assets	20,535,968	-	3,782,741	2,388,481

	$119,706,747	$-	$24,770,702	$13,988,383

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$140,393,760	$-	$31,112,909	$15,414,225
Accounts payable and accrued expenses	2,325,783	-	572,478	127,124
Other liabilities	6,599,273	-	2,075,128	294,760

	149,318,816	-	33,760,515	15,836,109
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(29,274,873)	-	(7,770,362)	(2,626,052)
Other partners	(337,196)	-	(1,219,451)	778,326

	(29,612,069)	-	(8,989,813)	(1,847,726)

	$119,706,747	$-	$24,770,702	$13,988,383

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,908,900	$12,575,398	$35,265,315
Land	1,193,181	1,434,569	4,205,553
Other assets	3,759,788	3,021,464	7,583,494

	$16,861,869	$17,031,431	$47,054,362

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,920,725	$21,820,629	$53,125,272
Accounts payable and accrued expenses	216,739	212,565	1,196,877
Other liabilities	921,313	1,089,698	2,218,374

	20,058,777	23,122,892	56,540,523
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,486,719)	(5,923,256)	(9,468,484)
Other partners	289,811	(168,205)	(17,677)

	(3,196,908)	(6,091,461)	(9,486,161)

	$16,861,869	$17,031,431	$47,054,362

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2011

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$24,091,023	$-	$3,604,626	$2,771,672
Interest and other	470,447	-	54,006	56,827

	24,561,470	-	3,658,632	2,828,499
Expenses
Interest	3,469,195	-	571,780	317,364
Depreciation and amortization	5,710,025	-	935,726	725,288
Taxes and insurance	3,055,513	-	500,031	370,984
Repairs and maintenance	5,891,102	-	849,059	751,599
Operating expenses	8,458,333	-	1,279,518	978,338
Other expenses	307,168	-	61,730	47,677

	26,891,336	-	4,197,844	3,191,250

NET INCOME (LOSS)	$(2,329,866)	$-	$(539,212)	$(362,751)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(2,145,042)	$-	$(490,952)	$(292,886)

Net income (loss) allocated to other partners	$(184,824)	$-	$(48,260)	$(69,865)

*	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

Year ended December 31, 2011

	Series 11	Series 12	Series 14
Revenue
Rental	$4,077,181	$4,117,689	$9,519,855
Interest and other	114,817	70,217	174,580

	4,191,998	4,187,906	9,694,435
Expenses
Interest	546,215	639,888	1,393,948
Depreciation and amortization	1,030,268	894,897	2,123,846
Taxes and insurance	555,808	460,090	1,168,600
Repairs and maintenance	1,041,359	983,794	2,265,291
Operating expenses	1,426,361	1,399,652	3,374,464
Other expenses	35,544	65,353	96,864

	4,635,555	4,443,674	10,423,013

NET INCOME (LOSS)	$(443,557)	$(255,768)	$(728,578)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(325,309)	$(247,885)	$(788,010)

Net income (loss) allocated to other partners	$(118,248)	$(7,883)	$59,432

*	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2010

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$26,136,437	$-	$5,173,094	$2,916,950
Interest and other	1,436,935	-	1,009,145	69,785

	27,573,372	-	6,182,239	2,986,735
Expenses
Interest	4,050,308	-	897,627	381,876
Depreciation and amortization	6,420,237	-	1,370,197	752,322
Taxes and insurance	3,516,072	-	777,083	402,226
Repairs and maintenance	6,322,493	-	1,143,219	744,397
Operating expenses	9,169,519	-	1,790,516	1,026,795
Other expenses	380,198	-	87,577	42,561

	29,858,827	-	6,066,219	3,350,177

NET INCOME (LOSS)	$(2,285,455)	$-	$116,020	$(363,442)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(2,773,816)	$-	$(505,658)	$(347,148)

Net income (loss) allocated to other partners	$488,361	$-	$621,678	$(16,294)

*	Amounts include $0, $505,658, $347,148, $289,458, $469,684 and $1,161,868 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

Year ended December 31, 2010

	Series 11	Series 12	Series 14
Revenue
Rental	$3,920,744	$3,960,611	$10,165,038
Interest and other	70,505	52,935	234,565

	3,991,249	4,013,546	10,399,603
Expenses
Interest	563,108	652,852	1,554,845
Depreciation and amortization	1,023,303	870,000	2,404,415
Taxes and insurance	558,393	486,676	1,291,694
Repairs and maintenance	854,228	1,090,805	2,489,844
Operating expenses	1,328,328	1,366,340	3,657,540
Other expenses	31,354	53,256	165,450

	4,358,714	4,519,929	11,563,788

NET INCOME (LOSS)	$(367,465)	$(506,383)	$(1,164,185)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(289,458)	$(469,684)	$(1,161,868)

Net income (loss) allocated to other partners	$(78,007)	$(36,699)	$(2,317)

*	Amounts include $0, $505,658, $347,148, $289,458, $469,684 and $1,161,868 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.